Other Non-current Assets (Tables)	12 Months Ended
Dec. 31, 2017
Text Block [Abstract]
Summary of Other Non-current Assets

Other non-current assets consist of the following:

	As of December 31,
	2016	2017
	RMB	RMB	US$
Guarantee deposits held by Funding Partners	5,675,452	2,390	367
Prepaid expenses	2,466,199	3,048,127	468,489
Others	3,695,329	3,394,154	521,672

	11,836,980	6,444,671	990,528